Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Taxes
Schedule of reconciliation of income tax

	December 31, 2020	December 31, 2019	December 31, 2018
Loss before tax	12,858,599	14,780,604	1,644,798
Tax calculated at a tax rate of 13.99% (2019 and 2018 : 23.40%)	1,798,918	3,458,661	384,883
Effect of different tax rates in USA and France	11,046	926	(617)
Deductible expenses charged against equity / deferred costs for issuance of shares	78,164	39,876	693,439
Sale of treasury shares by a subsidiary, recognized as financial income in standalone financial statements	(71,285)	(16,161)	(29,760)
Expenses not deductible for tax purposes	(160,729)	(418,356)	(542,632)
Temporary differences	(2,515)	(140)	—
Total tax losses not recognized as deferred tax asset	(1,653,599)	(3,064,806)	(505,313)
Income tax expense	—	—	—

Schedule of tax losses carry forwards

	December 31, 2020	December 31, 2019	December 31, 2018
2019	—	—	27,481,171
2020	—	15,982,220	15,982,220
2021	1,224,210	1,224,210	1,224,210
2022	3,540,541	3,540,541	3,540,541
2023	141,425,567	141,425,567	3,309,636
2024	290,949	290,949	290,949
2025	3,586,490	3,586,490	3,586,490
2026	23,467,858	23,467,858	—
2027	9,834,675	—	—
Total unrecorded tax losses carry forwards	183,370,289	189,517,835	55,415,217